Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Finite-Lived Intangible Assets Useful Life (Details)	Jun. 30, 2026
Patents
Intangible Asset, Finite-Lived [Line Items]
Useful life	3 years
Internally developed software
Intangible Asset, Finite-Lived [Line Items]
Useful life	5 years
External software licenses
Intangible Asset, Finite-Lived [Line Items]
Useful life	3 years